Note 13 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current	$ 2,263	$ 2,045
Deferred	(221)	(336)
Total federal	2,042	1,709
State, current	1,012	783
Total	$ 3,054	$ 2,492